Equity - Schedule of Distribution of Dividends (Detail) - CLP ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity [line items]
Income attributable to equity holders	$ 166,334	$ (719,020)
Allocated to dividends				$ 127,065
Percentage distributed			0.00%	100.00%
Number of shares			512,406,760,091	512,406,760,091
Dividend per share				$ 0.24798
Company A [Member]
Disclosure of equity [line items]
Income attributable to equity holders				$ 127,065